Loans, borrowings and bank overdrafts	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Loans, borrowings and bank overdrafts
14. Loans, borrowings and bank overdrafts
Short-term loans, borrowings and bank overdrafts
The Company had loans, borrowings and bank overdrafts amounting to
₹
 54,020 and
₹
 60,363, as at March 31, 2020 and 2021, respectively. The principal source of borrowings from banks as at March 31, 2021 primarily consists of lines of credit of approximately
₹
 66,533, U.S. Dollar (U.S.$) 593 million, Canadian Dollar (CAD) 73 million, Saudi Riyal (SAR) 20 million, Euro (EUR) 33 million, Pound Sterling (GBP) 6 million, Qatari Riyal (QAR) 10 million, Brazilian Real (BRL) 13 million, Australian Dollar (AUD $) 150 million, Bahraini Dinar (BHD) 1 million and Indonesian Rupiah (IDR) 13,000 million from bankers for working capital requirements and other short-term needs.
As at March 31, 2021, the Company has unutilized lines of credit aggregating
₹
 8,620, U.S.$ 593 million, CAD 33 million, SAR 20 million, EUR 33 million, GBP 6 million, QAR 10 million, BRL 3 million, AUD $ 150 million, BHD 1 million, and IDR 13,000 million. To utilize these unused lines of credit, the Company requires consent of the lender and compliance with certain financial covenants. Significant portion of these lines of credit are revolving credit facilities and floating rate foreign currency loans, renewable on a periodic basis.
The Company has
non-fund
based revolving credit facilities in various currencies equivalent to
₹
 41,597 and
₹
 56,421, as at March 31, 2020 and 2021, respectively, towards operational requirements that can be used for the issuance of letters of credit and bank guarantees. As at March 31, 2020, and 2021, an amount of
₹
 22,790, and
₹
 39,293, respectively, was unutilized out of these
non-fund
based facilities.

Long-term loans and borrowings

	As at March 31, 2020			As at March 31, 2021
Currency	Foreign currency in millions	Indian Rupee		Foreign currency in millions	Indian Rupee		Interest rate	Final maturity
Unsecured loans
U.S. Dollar (U.S.$)	311		23,478	310		22,671	1.04% - 3.81%	March-24
Canadian Dollar (CAD)	^		25	^		10	1.48% - 3.26%	July-21
Indian Rupee (INR)	—		440	—		240	8.29% - 9.35%	March-24
Australian Dollar (AUD)	1		44	^		26	4.65%	January-22
Pound Sterling (GBP)	^		22	^		12	2.93%	February-22
Euro (EUR)	^		13	^		10	2.87%	April-23

		₹	24,022		₹	22,969

Non-current portion of long-term loans and borrowings			4,840			7,458
Current portion of long-term loans and borrowings			19,182			15,511

^	Value is less than 1
Cash and non-cash changes in liabilities arising from financing activities:

					Non-cash changes
	April 1, 2019		Cash flow		IFRS 16 adoption		Net additions to lease liabilities		Foreign exchange movements		March 31, 2020
Borrowings		97,461		(26,038)		—		—		6,224		77,647
Bank overdrafts		4		391		—		—		—		395
Obligations under finance leases		2,002		—		(2,002)		—		—		—
Lease Liabilities		—		(6,784)		17,381		7,942		659		19,198

	₹	99,467	₹	(32,431)	₹	15,379	₹	7,942	₹	6,883	₹	97,240

					Non-cash changes
	April 1, 2020		Cash flow		Net additions to lease liabilities		Foreign exchange movements		March 31, 2021
Borrowings	₹	77,647	₹	6,212	₹	—	₹	(657)	₹	83,202
Bank overdrafts		395		(265)		—		—		130
Lease Liabilities		19,198		(8,660)		10,404		24 0		21,182

	₹	97,240	₹	(2,713)	₹	10,404	₹	(41 7)	₹	104,514

Significant portion of loans, borrowings and bank overdrafts bear floating rates of interest, referenced to country specific official benchmark interest rates and a spread, determined based on market conditions.
The terms of the other secured and unsecured loans and borrowings also contain certain restrictive covenants primarily requiring the Company to maintain certain financial ratios. As at March 31, 2020 and 2021, the Company has met all the covenants under these arrangements.
Interest expense on loans, borrowings and bank overdrafts was
₹
4,058,
₹
3,166, and
₹
1,897 for the year ended March 31, 2019, 2020 and 2021, respectively.